Cover Page	May 20, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 20, 2020
Entity Registrant Name	McKESSON CORPORATION
Entity Central Index Key	0000927653
Entity File Number	1-13252
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3207296
Entity Address, Address Line One	6555 State Hwy 161
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	446-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	MCK
0.625% notes Due 2021 [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	0.625% Notes due 2021
Trading Symbol	MCK21A
1.500% Notes Due 2025 [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.500% Notes due 2025
Trading Symbol	MCK25
1.625% Notes Due 2026 [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.625% Notes due 2026
Trading Symbol	MCK26
3.125% Notes Due 2029 [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	3.125% Notes due 2029
Trading Symbol	MCK29